Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Current income taxes
Federal	$ 0	$ 0	$ 0
State	5,667	6,513	5,192
Deferred income taxes
Federal	178,630	170,649	158,362
State	12,350	12,393	11,064
Investment tax credits	(5)	(6)	(6)
Income tax expense	196,642	189,549	174,612
Deferred tax assets
Employee benefit plans	122,682	121,619
Interest rate agreements	107,782	51,067
Tax net operating loss carryforwards	514,391	313,224
Tax credit carryforward	22,273	22,281
Other	23,648	36,695
Total deferred tax assets	790,776	544,886
Valuation allowance	(10,481)	(10,872)
Net deferred tax assets	780,295	534,014
Deferred tax liabilities
Difference in net book value and net tax value of assets	(2,259,278)	(1,890,886)
Pension funding	(30,652)	(35,247)
Gas Cost Adjustments	(54,725)	(43,634)
Other	(38,696)	(31,480)
Total deferred tax liabilities	(2,383,351)	(2,001,247)
Net deferred tax liabilities	(1,603,056)	(1,467,233)
Deferred credits for rate regulated entities	861	412
Deferred Tax Assets, Charitable Contribution Carryforwards [Abstract]
Deferred Tax Assets, Charitable Contribution Carryforwards	$ 11,000
Charitable Contribution Carryforwards, Expiration Date, Minimum	Dec. 31, 2017
Charitable Contribution Carryforwards, Expiration Date, Maximum	Dec. 31, 2021
Valuation and Qualifying Accounts Disclosure [Line Items]
Expiration of Deferred Tax Assets	$ 200
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Unrecognized Tax Benefits, Beginning Balance	17,069	12,629
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions		1,009
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	(290)
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	3,519	3,431
Unrecognized Tax Benefits, Ending Balance	20,298	17,069	$ 12,629
Unrecognized Tax Benefits, Deferred Federal and State Income Tax Benefits	(7,104)	(5,974)
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	13,194	11,095
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	2,500	500
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	3,300	800
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Charged to Cost and Expense	1,100	$ 5,000
Valuation Allowances and Reserves, Deductions	1,400
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	20,400
Operating Loss Carryforwards, Federal Tax Effects	$ 11,000
State and Local Jurisdiction [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2017
State and Local Jurisdiction [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2031
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 494,000
Domestic Tax Authority [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2029